UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-21419

                              SPARX Funds Trust
                              -----------------
              (Exact name of registrant as specified in charter)

                360 Madison Avenue, New York, New York, 10017
              (Address of principal executive offices)(zip code)


                               James W. Cox, Esq.
                     SPARX Investment & Research, USA, Inc.
                               360 Madison Avenue
                            New York, New York 10017
                     (Name and address of agent for service)

                                    Copy to:
                                Janna Manes, Esq.
                            Strook Strook & Lavan LLP
                                 180 Maiden Lane
                               New York, NY 10038

      Registrant's telephone number, including area code: (212) 452-5000

                     Date of fiscal year end: October 31
                                              ----------

                  Date of reporting period: January 31, 2005
                                            ----------------

ITEM 1.  SCHEDULE OF INVESTMENTS

SPARX Japan Fund
Statement of Investments
January 31, 2005 (Unaudited)

                                SPARX Japan Fund
                            Portfolio of Investments
                                January 31, 2005
                                   (Unaudited)

 SHARES                                                                 VALUE
 ------                                                                 -----

            COMMON STOCKS                               93.9%

            BANKS                                        7.0%
       53   Mizuho Financial Group, Inc.                              $255,564
   42,000   The Nishi-Nippon City Bank, Ltd.                           168,024
       65   Sumitomo Mitsui Financial Group, Inc.                      456,008
                                                                 -------------
                                                                       879,596
                                                                 -------------

            CHEMICALS                                    4.0%
       98   Dr. Ci:Labo Co., Ltd.                                      200,763
   18,000   Harima Chemicals, Inc.                                     127,497
   33,000   Takasago International Corporation                         183,679
                                                                 -------------
                                                                       511,939
                                                                 -------------

            COMMUNICATION                                6.7%
       55   Bandai Networks Co., Ltd                                    89,288
       32   Digital Arts Inc.*                                          98,024
    5,600   Hikari Tsushin, Inc.                                       449,688
       40   Intelligent Wave Inc.                                       99,725
       34   Works Applications Co., Ltd.*                              113,350
                                                                 -------------
                                                                       850,075
                                                                 -------------

            CONSTRUCTION                                 1.7%
   10,900   Japan Foundation Engineering Co., Ltd.                      66,673
   24,800   Techno Ryowa Ltd.                                          147,384
                                                                 -------------
                                                                       214,057
                                                                 -------------

            ELECTRICAL APPLIANCES                        9.0%
    9,600   Cosel Co., Ltd.                                            252,790
    5,600   Nidec Copal Electronics Corp.                              155,849
    3,200   Nidec Corp.                                                359,318
    4,900   Omron Corporation                                          118,375
   20,000   Sanken Electric Co., Ltd                                   245,833
                                                                 -------------
                                                                     1,132,165
                                                                 -------------

            FOODS                                        2.6%
   23,000   Marudai Food Company, Ltd.                                  52,230
   50,000   Marukin Chuyu Co., Ltd.*                                   163,309
   10,000   Nisshin Seifun Group Inc.                                  112,383
                                                                 -------------
                                                                       327,922
                                                                 -------------

            MACHINERY                                    8.5%
    5,000   Daikin Industries, Ltd.                                    134,802
   20,500   Hitachi Construction Machinery Co., Ltd.                   293,381
   38,000   Komatsu, Ltd.                                              282,379
    5,900   Nissei Corporation                                          68,986
    1,200   Sankyo Co., Ltd.                                            64,937
   11,800   THK Co., Ltd.                                              235,464
                                                                 -------------
                                                                     1,079,949
                                                                 -------------

                                SPARX Japan Fund
                            Portfolio of Investments
                                January 31, 2005
                                   (Unaudited)

 SHARES                                                                 VALUE
 ------                                                                 -----

            COMMON STOCKS (CONTINUED)

            METAL PRODUCTS                               3.4%
   14,700   Corona Corp.                                              $226,569
   30,000   NHK Spring Co., Ltd.                                       207,566
                                                                 -------------
                                                                       434,135
                                                                 -------------

            OTHER FINANCIAL BUSINESS                     2.1%
   87,000   Orient Corporation*                                        264,821
                                                                 -------------

            OTHER PRODUCTS                               5.5%
    5,000   Arrk Corp.                                                 203,894
   10,700   Bandai Co., Ltd.                                           230,574
    4,100   Fuji Seal International, Inc.                              166,005
    5,500   Pigeon Corporation                                          96,144
                                                                 -------------
                                                                       696,617
                                                                 -------------

            PRECISION INSTRUMENTS                        1.7%
    1,000   Hoya Corporation                                           103,107
   53,000   Rhythm Watch Co., Ltd.                                     113,698
                                                                 -------------
                                                                       216,805
                                                                 -------------

            REAL ESTATE SERVICES                         6.3%
    4,600   Commercial RE Co.                                           80,012
   26,000   Mitsui Fudosan Co., Ltd.                                   323,602
    6,900   Relo Holdings, Inc.                                        200,029
    3,000   Tokyu Livable, Inc.                                         95,666
    2,800   Yasuragi Co., Ltd*                                          98,217
                                                                 -------------
                                                                       797,526
                                                                 -------------

            RETAIL TRADE                                 6.6%
    4,100   Fast Retailing Co., Ltd.                                   279,316
    1,200   Fujikyu Corporation                                         32,005
       16   netprice, Ltd.*                                            114,567
    7,700   Otsuka Kagu. Ltd.                                          212,432
    4,100   Plenus Co., Ltd.                                           123,612
    3,100   United Arrows Ltd.                                          73,243
                                                                 -------------
                                                                       835,175
                                                                 -------------

            RUBBER PRODUCTS                              1.4%
    9,000   Bridgestone Corporation                                    176,982
                                                                 -------------

            SERVICES                                     7.1%
       27   DIP Corporation*                                            60,009
       70   Intelligence, Ltd.                                         137,315
    5,800   Konami Sports Corporation                                  109,740
       42   MOC Corp.                                                  283,693
       32   Nippon Care Supply Co., Ltd.                               134,203
       33   People Staff Co., Ltd.                                     165,183
    2,800   Wesco Inc.                                                  11,120
                                                                 -------------
                                                                       901,263
                                                                 -------------

            TEXTILES & APPAREL                           3.0%
   33,000   Japan Vilene Company, Ltd.                                 220,989
    5,000   Sanei-International Co., Ltd.                              158,960
                                                                 -------------
                                                                       379,949
                                                                 -------------

                                SPARX Japan Fund
                            Portfolio of Investments
                                January 31, 2005
                                   (Unaudited)

 SHARES                                                                 VALUE
 ------                                                                 -----

            COMMON STOCKS (CONTINUED)

            TRANSPORT EQUIPMENT                          5.7%
    4,700   Denso Corp.                                               $122,172
    8,000   Nippon Seiki Co., Ltd.                                      83,954
    7,900   NOK Corporation                                            226,729
   37,000   Toyo Radiator Co., Ltd.                                    174,479
    2,800   Toyota Motor Corporation                                   109,040
                                                                 -------------
                                                                       716,374
                                                                 -------------

            WAREHOUSING & HARBOR TRANSPORTATION          0.4%
            SERVICES
    2,500   Kintetsu World Express, Inc.                                50,249
                                                                 -------------

            WHOLESALE TRADE                             11.2%
      560   Cassina IXC., Ltd.                                         161,260
        1   Chip One Stop, Inc.*+                                        6,141
       13   Chip One Stop, Inc.*                                        80,273
   10,000   Cross Plus, Inc.                                           204,377
   40,000   Marubeni Corporation                                       116,732
    4,800   Misumi Corp.                                               145,180
       72   Nexus Co., Ltd.                                            490,506
   11,000   Sumitomo Corporation                                        94,390
   22,000   U's BMB Entertainment                                      112,673
                                                                 -------------
                                                                     1,411,532
                                                                 -------------

            TOTAL COMMON STOCKS  (Cost $10,499,823)                 11,877,131
                                                                 -------------

            SHORT-TERM INVESTMENTS
PRINCIPAL
 AMOUNT     VARIABLE RATE DEMAND NOTE                                VALUE
---------   UMB Bank Money Market Fiduciary, 0.90%       6.5%        -----
 $818,874     (Cost $818,874)                                          818,874
                                                                 -------------

            TOTAL INVESTMENTS
              (Cost $11,318,697)                       100.4%       12,696,005
                                                                 -------------

            LIABILITIES LESS CASH AND OTHER ASSETS     (0.4)%          (47,022)
                                                                 -------------

            NET ASSETS                                 100.0%      $12,648,983
                                                                 =============



--------------------------------------------------------------------------------
FORWARD CURRENCY CONTRACT OPEN AT JANUARY 31, 2005
--------------------------------------------------------------------------------

                                Contract Amount
                               ---------------                        Unrealized
Settlement Date          Receive            Deliver    Currency Value    Loss
--------------------------------------------------------------------------------
February 28, 2005   1,221,079,436 JPY   11,817,059 USD   $11,821,436   ($4,377)
--------------------------------------------------------------------------------
          Total                                                        ($4,377)


SUMMARY OF INVESTMENTS BY COUNTRY

                   Percent of
                   Investment
Country            Securities         Value
---------------  ---------------   -----------
Japan                 93.6 %       $11,877,131
United States          6.4             818,874
                 ---------------   -----------
Total                100.0 %       $12,696,005


*  Non-income producing.
+ When-issued security.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE PORTFOLIO OF INVESTMENTS.

                                SPARX JAPAN FUND
                          NOTES TO FINANCIAL STATEMENTS
                                JANUARY 31, 2005
                                   (UNAUDITED)


Note 1 - Organization

SPARX Funds Trust (the "Trust") was established on July 24, 1995, as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The SPARX Japan Fund (the "Fund") is a separate, diversified investment portfolio of the Trust. The Fund seeks long term capital appreciation. To pursue this objective, the Fund normally invests at least 80% of its assets in equity securities of Japanese companies. The Fund commenced operations on October 31, 2003.

Note 2 - Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

   A. INVESTMENT VALUATION

   Equity securities for which market quotations are readily available are valued at the most recent closing price. If a closing price is not reported, equity securities for which reliable bid quotations are available are valued at the mean between bid and asked prices. Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value. If securities do not have readily available market quotations, including circumstances under which SPARX determines that market prices are not accurate (such as events materially affecting the value of securities occurring between the time when market price is determined and calculation of the Fund's net asset value), such securities are valued at their fair value, as determined in good faith in accordance with procedures established by the Fund's Board of Trustees. In these cases, the Fund's net asset value will reflect certain portfolio securities' fair value rather than any available market prices. Since the Fund invests in Japanese securities, the value of the Fund's portfolio securities may change on days when you will not be able to purchase or redeem your shares.

   Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Fund does not isolate that portion of the results of operations resulting from changes in the currency exchange rate from the fluctuations resulting from changes in the market prices of investments.


   B. FOREIGN CURRENCY

   Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains or losses. Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards and other factors. Because of the Fund's concentration in securities issued by companies located in Japan, the Fund will be particularly subject to the risks of any adverse social, political, and economic events which occur in Japan or affect Japanese markets, and the value of the Fund's shares may be more volatile than funds that do not similarly concentrate their investments.

   C. FORWARD CONTRACTS

   The Fund may enter into forward currency contracts to reduce its exposure to changes in foreign currency exchange rates on its foreign holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions.

Note 3 - Federal Income Tax Information

At January 31, 2005, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

                  Cost of Investments                   $11,351,881
                                                        ====-======

                  Gross Unrealized Appreciation         $ 1,523,636
                  Gross Unrealized Depreciation            (179,512)
                                                        -----------

                  Net Unrealized Appreciation
                        on Investments                  $ 1,344,124
                                                        ===========

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

ITEM 2.  CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the registrant and by the registrant's service providers.

b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act that occurred during the registrant's last fiscal quarter ended December 31, 2004 that materially affected, or were reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

(a)Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

      Exhibit           Description of Exhibit
      -------           ----------------------
      A                 Certificate of Principal Executive Officer
      B                 Certificate of Principal Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPARX Funds Trust

By:   /s/ Eugene L. Podsiadlo
      -----------------------
      Eugene L. Podsiadlo
      President

Date: March 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Eugene L. Posdiadlo
-----------------------
Eugene L. Podsiadlo
President
March 29, 2005

/s/ Erik C. Kleinbeck
---------------------
Erik C. Kleinbeck
Treasurer
March 24, 2005